Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Revenues	$ 96,619	$ 96,477	$ 193,726	$ 195,817
Vessel operating expenses	24,814	22,177	50,130	44,564
General and administrative	4,744	4,433	10,213	9,693
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues	9,398	9,592	16,505	19,183
Vessel operating expenses	2,587	2,399	4,938	4,932
General and administrative	$ 2,816	$ 2,782	$ 6,004	$ 6,067